                                                     REGISTRATION NO. 333-60730
                                                     REGISTRATION NO. 811-07659
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                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

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                                   FORM N-4
                           REGISTRATION STATEMENT
                                    UNDER
                         THE SECURITIES ACT OF 1933      [_]
                        PRE-EFFECTIVE AMENDMENT NO.      [_]
                      POST-EFFECTIVE AMENDMENT NO. 36    [X]
                                    AND/OR
                           REGISTRATION STATEMENT
                                    UNDER
                     THE INVESTMENT COMPANY ACT OF 1940  [_]
                             AMENDMENT NO. 282           [X]
                       (CHECK APPROPRIATE BOX OR BOXES)

                               -----------------

                            SEPARATE ACCOUNT NO. 49
                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (EXACT NAME OF REGISTRANT)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
             (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

                               -----------------

                                  DODIE KENT
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

                 PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:

                           CHRISTOPHER PALMER, ESQ.
                              GOODWIN PROCTER LLP
                           901 NEW YORK AVENUE, N.W.
                            WASHINGTON, D.C. 20001

                               -----------------

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box):
    [_]Immediately upon filing pursuant to paragraph (b) of Rule 485.
    [_]On (date) pursuant to paragraph (b) of Rule 485.
    [X]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
    [_]On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
    [_]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

   Units of interest in Separate Account under variable annuity contracts.

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                                     NOTE

This Post Effective Amendment No. 36 ("PEA") to the Form N-4 Registration
Statement No. 333-60730 ("Registration Statement") of AXA Equitable Life
Insurance Company ("AXA Equitable") and its Separate Account No. 49 is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Supplement. Part C of this
Registration Statement has also been updated pursuant to the requirements of
Form N-4. The PEA does not amend or delete any other Prospectus or supplements to any Prospectus or any other part of the Registration Statement except as specifically noted herein.

Guaranteed Minimum Death Benefit and Earnings Enhancement Benefit Offer

This supplement describes an offer we are making to you in connection with your Accumulator® variable annuity contract death benefits. It contains important information that you should know before accepting this offer or taking any other action under your contract. You are not required to accept this offer or take any action under your contract. If you do not accept this offer, your contract and the death benefit options you previously elected will continue unchanged. You should carefully read this supplement in conjunction with your Prospectus before making your decision regarding this offer. For a current offer amount, you can login to Online Account Access (“OAA”) by visiting www.axa-equitable.com. Additional information about this offer is available at www.axa-equitable.com/GMDBoffer. If you have any questions about this offer, contact your financial professional or call us directly at 1-800-XXX-XXXX.

Why am I receiving this offer?

You are receiving this offer because, at the time you purchased your contract, you elected a guaranteed minimum death benefit (“GMDB”). In addition, at the time you purchased your contract, you also may have elected the earnings enhancement benefit (“EEB”), also referred to as “Protection PlusSM”.

What is this offer? How does this offer work?

For a limited time, we are offering to increase your contract’s account value in return for terminating both your GMDB (and EEB, if applicable) and your standard death benefit. Upon termination of your GMDB (and EEB, if applicable) you would no longer pay the annual charges for the GMDB and EEB. In addition, the standard death benefit, which is equal to your total contributions to the contract adjusted for any withdrawals you make (including any applicable withdrawal charges), and any taxes that apply, would be terminated and the amount payable to your beneficiaries would be equal to your contract’s account value, which could be less than your net contributions. For additional information about the GMDB and the standard death benefit, see “Guaranteed minimum death benefit” in “Contract features and benefits” in your Prospectus. For additional information about the EEB, see “Earnings enhancement benefit” or “Protection PlusSM” in “Contract features and benefits” in your Prospectus.

While the charges for the GMDB and EEB would cease, you should be aware that the annual percentage rate we charge for separate account expenses would remain the same if you accept this offer. This means that you would continue to pay the same annual percentage rate for separate account expenses as contract owners that have the standard death benefit, even though you would no longer have the standard death benefit.

An offer letter is included with this supplement. You have a limited time period to accept this offer. The offer letter indicates the deadline by which you can accept this offer which is generally 90 days after the mailing of the letter. You can only accept this offer in its entirety. If we do not receive your acceptance before the offer expires, we will consider you to have rejected this offer.

Why is AXA Equitable making this offer?

We are making this offer because high market volatility, declines in the equity markets, and the low interest rate environment make continuing to provide these guaranteed benefits costly to us. We believe this offer can be mutually beneficial to both us and contract owners who no longer need or want the GMDB, EEB or the standard death benefit. If you accept this offer, we would gain a financial benefit because we would no longer incur the cost of maintaining expensive reserves for these guaranteed benefits. You would benefit because you would receive an increase in your contract’s account value and your GMDB and EEB charges would cease.

How does AXA Equitable determine the offer amount? How much would be added to my contract’s account value?

We determine the offer amount using standard actuarial calculations for determining contract reserves. In general, the contract reserve for these types of benefits is the difference between the present value of expected benefit claims less the present value of expected benefit charges. The amount of the offer is approximately 70% of this actuarial valuation, subject to a minimum offer. We calculate the actuarial value of your GMDB and EEB separately and compare each result to the minimum offer amount for each benefit. The offer amount is the sum of the two greater amounts resulting from the comparisons.

The minimum offer amount for the GMDB is equal to the annual percentage rate of the GMDB charge multiplied by the GMDB benefit base as of the close of the business day immediately prior to the business day we process your acceptance of this offer, multiplied by two. The minimum offer amount for the EEB (if you have the EEB) is equal to the annual percentage rate of the EEB charge multiplied by the contract account value as of the close of the business day immediately prior to the business day we process your acceptance of this offer, multiplied by two. If the calculated actuarial value is less than the minimum offer amount, you will receive the minimum offer amount. The actuarial value takes into account:

•	The owner/annuitant’s life expectancy (based on gender and age);

•	The current and projected contract account value; and

•	The current and projected GMDB/EEB benefit.

The offer letter included with this supplement indicates the amount of our offer to you as of the date specified in the letter. The offer amount will change each business day because the factors that we use to determine our reserve for these types of benefits change. For example, in determining your current and projected GMDB/EEB benefit, we consider a number of factors including your contract’s current account value, your current allocation of contract assets among the investment options, and interest rates. As these factors change, the amount of our offer changes. Therefore, the exact amount you receive may be more or less than the offer amount quoted to you in our offer letter and will depend on current market conditions and any changes in our estimate of your current and projected contract account value and GMDB/EEB benefit when we determine the amount to be added to your contract’s account value. In general, as your contract account value increases, the amount of the offer decreases. Similarly, as your contract account value decreases, the amount of the offer increases. For a current offer amount, you can login to OAA at www.axa-equitable.com or call us at 1-800-789-7771.

Example 1:

Assume the contract owner is a 65-year old male. Further assume the GMDB benefit base is $100,000 and the contract account value is $60,000. The amount of the initial offer as stated in the contract owner’s offer letter is $19,967. Assume the contract owner accepts the offer 30 days later at which time the contract account value has decreased to $54,000. Further assume there are no changes to any other factors that affect the calculation of the offer amount. The amount of the offer would increase to $21,041.

Example 2:

Assume the contract owner is a 65-year old male. Further assume the GMDB benefit base is $100,000 and the contract account value is $60,000. The amount of the initial offer as stated in the contract owner’s offer letter is $19,967. Assume the contract owner accepts the offer 30 days later at which time the contract account value has increased to $66,000. Further assume there are no changes to any other factors that affect the calculation of the offer amount. The amount of the offer would decrease to $18,893.

These examples are hypothetical and are the result of a significant number of actuarial calculations using multiple market scenarios and many years of projections. Although these examples are based on an actual contract, the results are for illustrative purposes and are not intended to represent your particular situation.

If you accept this offer, the amount we add to your contract’s account value will be determined and added on the business day we receive your properly completed acceptance form. The amount will be allocated according to your current investment allocation instructions on file with us. If there are any policy transactions on the day we receive your acceptance form, the amount we add to your contract’s account value will be determined and added on the next business day. Note: For most contract owners, the offer amount will be less than the difference between the projected GMDB benefit base and the contract’s account value.

How can I evaluate this offer?

You must decide between keeping your GMDB or terminating your GMDB and accepting an increase in your contract’s account value. Your GMDB is equal to the greater of your GMDB benefit base or your Annual Ratchet to Age 85 benefit base and is generally equal to the greater of:

a)	your contributions to this contract accumulated at the roll-up rate specified in your contract (to age 85), adjusted for withdrawals (including any applicable withdrawal charges) ; and

b)

if you have not taken a withdrawal, the Annual Ratchet to age 85 benefit base which is equal to the greater of: (i) your contributions to this contract; or (ii) your highest account value on any contract date anniversary following the owner’s (or older joint owner’s, if applicable) 85th birthday (plus any contributions made since the most recent Annual Ratchet). If you have taken a withdrawal, the Annual Ratchet to age 85 benefit base is reduced from the amount described above and is equal to the greater of either: (i) your GMDB benefit base immediately following the most recent withdrawal (plus any additional contributions made after the date of such withdrawal); or (ii) your highest account value on any contract date anniversary after the most recent withdrawal, up to the contract date anniversary following the owner’s (or older joint owner’s, if applicable) 85th birthday (plus any contributions made since the most recent Annual Ratchet after the date of such withdrawal).

AXA Equitable guarantees that the GMDB will not be less than the GMDB benefit base. If your contract’s account value is less than the GMDB benefit base at the time a death claim is paid, the GMDB payable will be equal to the GMDB benefit base. For additional information about the GMDB, see “Guaranteed minimum death benefit” in “Contract features and benefits” in your Prospectus.

If you accept this offer, the standard death benefit will also terminate. The standard death benefit is equal to your total contributions to the contract adjusted for any withdrawals you make (including any applicable withdrawal charges) and any taxes that apply. For additional information about the standard death benefit, see “Guaranteed minimum death benefit” in “Contract features and benefits” in your Prospectus.

If you accept this offer your EEB will also terminate. The EEB provides an additional death benefit which is generally equal to a specified percentage of: the greater of: (i) your contract account value, or (ii) any applicable death benefit; and decreased by your total net contributions. Depending on the terms of your contract, the specified percentage is either 40% or 25%. For additional information about the EEB, see “Earnings enhancement benefit” or “Protection PlusSM” in “Contract features and benefits” in your Prospectus.

If you do not accept our offer, no amount would be added to your contract’s account value and the GMDB (and EEB, if applicable) and standard death benefit would continue to apply. If you accept the offer, your GMDB (and EEB, if applicable) and your standard death benefit would terminate, and your contract’s account value would be increased. In the future, the amount payable to your beneficiaries would be equal to your contract’s account value, which could be less than your net contributions.

When you purchased your contract you made a determination that the GMDB (and EEB, if applicable) was important to you under your personal circumstances at that time. When considering this offer, you should consider whether you no longer need or want the GMDB (and EEB, if applicable) and the standard death benefit, given your personal circumstances today. You should also consider your specific contract account values (with and without the offer), your GMDB benefit base and the following factors:

•	Whether the increased contract account value available through the offer is more important to you than the current value of the GMDB provided by the current GMDB benefit base;

•

Whether you believe that your contract account value, with the addition provided by the offer, may increase (through market gains) relative to how the GMDB benefit base may increase such that the GMDB may become less valuable to you over time;

•

Whether you believe that your contract account value, with the addition provided by the offer, may decline (through market losses), stay the same, or increase slowly relative to how the GMDB benefit base would have increased such that the value of having the GMDB may become more valuable to your beneficiaries over time; and

•	Whether your need for income (or withdrawals) from this contract is more important to you than your need to leave a death benefit to your beneficiaries.

You should assess your own situation to decide whether to accept the offer. In considering the factors above, and any other factors you believe relevant, you may wish to consult with your beneficiaries, and your financial professional or other advisor. We cannot provide investment advice to you, including how to weigh any relevant factors for your particular situation. We cannot provide any advice regarding future contract account value, including whether investment options under your contract will experience market gains or losses.

How do I accept this offer?

An election form on which you can indicate your acceptance of this offer is included with this supplement. Please complete, sign and date the acceptance form and return it to us at the following address:

AXA Equitable Life Insurance Company

Retirement Services Solution

500 Plaza Drive, 6th Floor

Secaucus, NY 07094

Or you may fax the acceptance form to us at 1-800-XXX-XXXX.

Would accepting this offer impact my automatic payment plans?

If you are enrolled in the dollar-for-dollar withdrawal service, your enrollment would terminate if you accept this offer. Systematic withdrawals and payments under the automatic required minimum distribution service would not be affected if you accept this offer. If you wish to enroll in automated withdrawal services, call us at 1-800-789-7771.

More information about this offer

If you accept this offer, you will receive an endorsement to your contract that terminates your GMDB and EEB and replaces your standard death benefit with the return of account value death benefit.

You will not incur any fees or charges as a result of accepting this offer. All expenses we incur in connection with this offer, including legal, accounting and other fees and expenses, will be paid by us and have no effect on your contract regardless of whether or not you accept this offer.

You will not be subject to any current tax consequences if you accept this offer. The amount added to your contract will be treated like earnings for income tax purposes. The tax rules for withdrawals from and surrenders of the contract continue to apply. For additional information, see “Tax information” in your Prospectus.

A withdrawal charge will not apply to the amount we add to your contract’s account value. However, withdrawal charges may apply to your contributions depending on how long each contribution has been invested in your contract. A withdrawal charge may apply if: (i) you make one or more withdrawals during the contract year that, in total, exceed the 10% free withdrawal amount; or (ii) you surrender your contract to receive its cash value or apply your cash value to a non-life contingent payout option. For additional information, see “Withdrawal charge” in “Charges and expenses” in your Prospectus.

Your financial professional may receive payments that may provide an incentive in recommending whether or not you should accept this offer. For example, AXA Equitable, or its distributor, pays contribution-based compensation to the selling broker-dealer. The selling-broker dealer then determines the compensation paid to your financial professional, if any is payable under your particular contract. If your account value increases, the total dollar amount of ongoing annual compensation to your financial professional may increase. You should contact your financial professional for information about the compensation he or she receives. For additional information about compensation paid to your financial professional, see “Distribution of the contracts” in “More information” in your Prospectus.

                                    PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

         (a)    The following Financial Statements are included in Part B of the Registration Statement:

                The financial statements of AXA Equitable Life Insurance
         Company and Separate Account No. 45 and Separate Account No. 49 will be included in the Statement of Additional Information.

         (b)    Exhibits.

                The following exhibits correspond to those required by
                paragraph (b) of item 24 as to exhibits in Form N-4:

         1.     Resolutions of the Board of Directors of The Equitable Life
                Assurance Society of the United States ("Equitable")
                authorizing the establishment of the Registrant, incorporated by reference to Exhibit 1 to the Registrations Statement on
                Form N-4 (File No. 333-05593), filed June 10, 1996.

         2.     Not applicable.

         3.     (a)       Distribution Agreement, dated as of January 1, 1998
                          by and between The Equitable Life Assurance Society
                          of the United States for itself and as depositor on
                          behalf of the Equitable Life separate accounts and
                          Equitable Distributors, Inc., incorporated herein by
                          reference to the Registration Statement filed on Form
                          N-4 (File No. 333-64749) filed on August 5, 2011.

                (a)(i)    First Amendment dated as of January 1, 2001 to the
                          Distribution Agreement dated as of January 1, 1998
                          between The Equitable Life Assurance Society of the
                          United States for itself and as depositor on behalf
                          of the Equitable Life separate accounts and Equitable
                          Distributors, Inc., incorporated herein by reference
                          to the Registration Statement filed on Form N-4 (File
                          No. 333-127445) filed on August 11, 2005.

                (a)(ii)   Second Amendment dated as of January 1, 2012 to the
                          Distribution Agreement dated as of January 1, 1998
                          between AXA Equitable Life Insurance Company and AXA
                          Distributors LLC incorporated herein by reference to
                          the Registration Statement filed on Form N-4 (File
                          No. 333-05593) filed on April 24, 2012.

                (b)       Distribution Agreement for services by The Equitable
                          Life Assurance Society of the United States to AXA
                          Network, LLC and its subsidiaries dated January 1,
                          2000 incorporated herein by reference to exhibit 3(d)
                          to the Registration Statement on Form N-4 (File
                          No. 333-31131) filed on April 19, 2001.

                (c)       Transition Agreement for services by AXA Network, LLC
                          and its subsidiaries to The Equitable Life Assurance
                          Society of the United States dated January 1, 2000
                          incorporated herein by reference to exhibit 3(e) to
                          the Registration Statement on N-4 (File
                          No. 333-31131) filed on April 19, 2001.

                (d)       General Agent Sales Agreement dated January 1, 2000,
                          between The Equitable Life Assurance Society of the
                          United States and AXA Network, LLC and its
                          subsidiaries, previously filed with Registration
                          Statement (File No. 2-30070) on April 19, 2004, and
                          incorporated herein by reference.

                (d)(i)    First Amendment dated as of January 1, 2003 to
                          General Agent Sales Agreement dated January 1, 2000,
                          between The Equitable Life Assurance Society of the
                          United States and AXA Network, LLC and its
                          subsidiaries, incorporated herein by reference to
                          Registration Statement on Form N-4 (File
                          No. 333-05593) filed on April 24, 2012.

                                      C-1

                (d)(ii)   Second Amendment dated as of January 1, 2004 to
                          General Agent Sales Agreement dated January 1, 2000,
                          between The Equitable Life Assurance Society of the
                          United States and AXA Network, LLC and its
                          subsidiaries, incorporated herein by reference to
                          Registration Statement on Form N-4 (File
                          No.333-05593) filed on April 24, 2012.

                (d)(iii)  Third Amendment dated as of July 19, 2004 to General
                          Agent Sales Agreement dated as of January 1, 2000 by
                          and between The Equitable Life Assurance Society of
                          the United States and AXA Network, LLC and its
                          subsidiaries incorporated herein by reference to
                          Registration Statement on Form N-4 (File
                          No. 333-127445), filed on August 11, 2005.

                (d)(iv)   Fourth Amendment dated as of November 1, 2004 to
                          General Agent Sales Agreement dated as of January 1,
                          2000 by and between The Equitable Life Assurance
                          Society of the United States and AXA Network, LLC and
                          its subsidiaries incorporated herein by reference to
                          Registration Statement on Form N-4 (File
                          No. 333-127445), filed on August 11, 2005.

                (d)(v)    Fifth Amendment dated as of November 1, 2006, to
                          General Agent Sales Agreement dated as of January 1,
                          2000 by and between The Equitable Life Assurance
                          Society of the United States and AXA Network, LLC and
                          its subsidiaries incorporated herein by reference to
                          Registration Statement on Form N-4 (File
                          No. 333-05593), filed on April 24, 2012.

                (d)(vi)   Sixth Amendment dated as of February 15, 2008, to
                          General Agent Sales Agreement dated as of January 1,
                          2000 by and between AXA Equitable Life Insurance
                          Company (formerly known as The Equitable Life
                          Assurance Society of the United States) and AXA
                          Network, LLC and its subsidiaries, incorporated
                          herein by reference to Registration Statement on Form
                          N-4 (File No. 333-05593), filed on April 24, 2012.

                (d)(vii)  Seventh Amendment dated as of February 15, 2008, to
                          General Agent Sales Agreement dated as of January 1,
                          2000 by and between AXA Equitable Life Insurance
                          Company (formerly known as The Equitable Life
                          Assurance Society of the United States) and AXA
                          Network, LLC and its subsidiaries, incorporated
                          herein by reference to Registration Statement on Form
                          N-4 (File No. 2-30070) to Exhibit 3(r), filed on
                          April 20, 2009.

                (d)(viii) Eighth Amendment dated as of November 1, 2008, to
                          General Agent Sales Agreement dated as of January 1,
                          2000 by and between AXA Equitable Life Insurance
                          Company (formerly known as The Equitable Life
                          Assurance Society of the United States) and AXA
                          Network, LLC and its subsidiaries, incorporated
                          herein by reference to Registration Statement on Form
                          N-4 (File No. 2-30070) to Exhibit 3(s), filed on
                          April 20, 2009.

                (d)(ix)   Ninth Amendment dated as of November 1, 2011 to
                          General Agent Sales Agreement dated as of January 1,
                          2000 by and between AXA Life Insurance Company
                          (formerly known as The Equitable Life Assurance
                          Society of the United States) and AXA Network, LLC
                          and its subsidiaries incorporated herein by reference
                          to the Registration Statement filed on Form N-4 (File
                          No. 333-05593) filed on April 24, 2012.

                                      C-2

                (e)       Form of Brokerage General Agent Sales Agreement with
                          Schedule and Amendment to Brokerage General Agent
                          Sales Agreement among [Brokerage General Agent] and
                          AXA Distributors, LLC, AXA Distributors Insurance
                          Agency, LLC, AXA Distributors Insurance Agency of
                          Alabama, LLC, and AXA Distributors Insurance Agency
                          of Massachusetts, LLC, incorporated herein by
                          reference to Exhibit No. 3.(i) to Registration
                          Statement (File No. 333-05593) on Form N-4, filed on
                          April 20, 2005.

                (f)       Form of Wholesale Broker-Dealer Supervisory and Sales
                          Agreement among [Broker-Dealer] and AXA Distributors,
                          LLC, incorporated herein by reference to Exhibit
                          No. 3.(j) to Registration Statement (File
                          No. 333-05593) on Form N-4, filed on April 20, 2005.

                                      C-3

         4.     (a)       Form of group annuity contract no. 1050-94IC,
                          incorporated herein by reference to Exhibit 4(a) to
                          the Registration Statement on Form N-4 (File
                          No. 33-83750), filed February 27, 1998.

                (b)       Forms of group annuity certificate nos. 94ICA and
                          94ICB, incorporated herein by reference to Exhibit
                          4(b) to the Registration Statement on Form N-4 (File
                          No. 33-83750), filed February 27, 1998.

                (c)       Forms of Endorsement nos. 94ENIRAI, 94ENNQI and
                          94ENMVAI to contract no. 1050-94IC and data pages
                          nos. 94ICA/BIM and 94ICA/BMVA, incorporated herein by
                          reference to Exhibit 4(c) to the Registration
                          Statement on Form N-4 (File No. 33-83750), filed
                          February 27, 1998.

                (d)       Form of Endorsement no. 95ENLCAI to contract no.
                          1050-94IC and data pages no. 94ICA/BLCA, incorporated
                          herein by reference to Exhibit 4(e) to the
                          Registration Statement on Form N-4 (File
                          No. 33-83750), filed February 27, 1998.

                                      C-4

                (e)       Form of Data Pages for Equitable Accumulator Elite
                          (NQ) previously filed with this Registration
                          Statement (file No. 333-60730), on Form N-4, May 11,
                          2001.

                (f)       Form of Endorsement No. 98ENJONQI to Contract Form
                          No. 1050-941C and the Certificates under the
                          Contract, incorporated herein by reference to Exhibit
                          4(g) to the Registration Statement on Form N-4 (file
                          no. 333-31131) filed on December 31, 1997.

                (g)       Form of Endorsement No. 98ROTH to Contract Form
                          No. 1050-94IC and the Certificate under the Contract,
                          incorporated herein by reference to Exhibit 4(h) to
                          the Registration Statement on Form N-4 (file no.
                          333-31131) filed on December 30, 1997.

                (h)       Form of Custodial Owned Roth Endorsement No. 98COROTH
                          to Contract No. 1050-94IC, incorporated herein by
                          reference to Exhibit 4(i) to the Registration
                          Statement on Form N-4 (file no. 333-31131) filed on
                          May 1, 1998.

                (i)       Form of Defined Benefit Endorsement No. 98ENDBQPI to
                          Contract No. 1050-94IC, incorporated herein by
                          reference to Exhibit 4(j) to the Registration
                          Statement on Form N-4 (file no. 333-31131) filed on
                          May 1, 1998.

                (j)       Form of Endorsement No. 98ENIRAI-IM to Contract
                          No. 1050-94IC and the Certificates under the
                          Contract, incorporated herein by reference to Exhibit
                          4(o) to the Registration Statement on Form N-4 (file
                          no. 333-31131) filed on December 28, 1998.

                (k)       Form of endorsement for Beneficiary Continuation
                          option (Form No. 2000ENIRAI-IM) to be used with IRA
                          certificates incorporated herein by reference to
                          Exhibit 4(q) to the Registration Statement on Form
                          N-4 (file no. 333-31131) filed on April 25, 2000.

                (l)       Form of Endorsement applicable to Roth IRA Contracts,
                          Form No. IMROTHBCO-1 incorporated herein by reference
                          to Exhibit 4(s) to the Registration Statement on Form
                          N-4 (File no. 333-31131) filed on April 25, 2001.

                (m)       Revised Form of Endorsement applicable to IRA
                          Certificates, Form No. 2000ENIRAI-IM incorporated
                          herein by reference to Exhibit 4(t) to the
                          Registration Statement on Form N-4 (File no.
                          333-31131) filed on April 25, 2001.

                (n)       Form of Endorsement applicable to Non-Qualified
                          Certificates, Form No. 99ENNQ-G incorporated herein
                          by reference to Exhibit 4(u) to the Registration
                          Statement on Form N-4 (File no. 333-31131) filed on
                          April 25, 2001.

                (o)       Form of Optional Death Benefit Rider, Form No. 2000
                          PPDB incorporated herein by reference to Exhibit 4(v)
                          to the Registration Statement on Form N-4 (File no.
                          333-31131) filed on April 25, 2001.

                (p)       Form of Amendment to Certificate Form No. 94ICB, Form
                          No. 2000 BENE-G incorporated herein by reference to
                          Exhibit 4(x) to the Registration Statement on Form
                          N-4 (File no. 333-31131) filed on April 25, 2001.

                                      C-5

                (q)       Form of Endorsement (No. 2002 ENJONQ) applicable to
                          Non-Qualified Certificates incorporated herein by
                          reference to Exhibit 4(y) to the Registration
                          Statement on Form N-4 (File no. 333-31131) filed on
                          April 25, 2001.

                (r)       Form of Endorsement, Form No. 2002SDCA applicable to
                          special dollar cost averaging, previously filed with
                          this Registration Statement file No. 333-60730 on
                          December 20, 2001.

                (s)       Form of Data Pages for Equitable Accumulator Elite,
                          Form No. 94ICA/B, previously filed with this
                          Registration Statement file No. 333-60730 on
                          December 20, 2001.

                (t)       Form of Data pages, Form No. 94ICA/B, previously
                          filed with this Registration Statement file No.
                          333-60730 on December 20, 2001.

                (u)       Form of Endorsement applicable to Fixed Maturity
                          Options, Form No. 2002FMO, previously filed with this
                          Registration Statement file No. 333-60730 on
                          December 20, 2001.

                (v)       Form of Optional Death Benefit Rider, Form
                          No. 2002PPDB, previously filed with this Registration
                          Statement file No. 333-60730 on December 20, 2001.

                (w)       Form of Guaranteed Minimum Income Benefit Rider, Form
                          No. 2002GMIB, previously filed with this Registration
                          Statement file No. 333-60730 on December 20, 2001.

                (x)       Form of Guaranteed Minimum Death Benefit Rider, Form
                          No. 2002GMDB-6% or AR, previously filed with this
                          Registration Statement file No. 333-60730 on
                          December 20, 2001.

                (y)       Form of Guaranteed Minimum Death Benefit Rider, Form
                          No. 2002GMDB-6% Rollup, previously filed with this
                          Registration Statement file No. 333-60730 on
                          December 20, 2001.

                (z)       Form of Guaranteed Death Benefit Rider, Form
                          No. 2002GMDB-AR, previously filed with this
                          Registration Statement file No. 333-60730 on
                          December 20, 2001.

                (a)(a)    Form of Data Page for Accumulator Elite, Form
                          No. 2002DPElite previously filed with this
                          Registration Statement (File No. 333-60730), on
                          March 8, 2002.

                (b)(b)    Form of Data Pages, Form No. 2002DP incorporated
                          herein by reference to Exhibit 4(j)(j) to the
                          Registration Statement (File No. 333-31131), filed
                          March 8, 2002.

                (c)(c)    Form of Endorsement for Accumulator Form
                          No. 2002EGTRRA incorporated herein by reference to
                          Exhibit 4(k)(k) to the Registration Statement (File
                          No. 333-31131), filed March 8, 2002.

                (d)(d)    Form of Endorsement applicable to guaranteed interest
                          special dollar cost averaging Form No. 2002SDCA
                          previously filed with this Registration Statement
                          (File No. 333-60730), on March 8, 2002.

                (e)(e)    Form of Endorsement applicable to fixed maturity
                          options, Form No. 2002FMO incorporated herein by
                          reference to Exhibit 4(m)(m) to the Registration
                          Statement File No. 333-31131), filed March 8, 2002.

                (f)(f)    Form of Protection Plus Optional Death Benefit Rider,
                          Form No. 2002PPDB incorporated herein by reference to
                          Exhibit 4(n)(n) to the Registration Statement (File
                          No. 333-31131), filed March 8, 2002.

                                      C-6

                (g)(g)    Form of Guaranteed Minimum Death Benefit Rider, Form
                          No. 2002MDB-6% or AR Rollup incorporated herein by
                          reference to Exhibit 4(o)(o) to the Registration
                          Statement (File No. 333-31131), filed March 8, 2002.

                (h)(h)    Form of Guaranteed Minimum Death Benefit Rider, Form
                          No. 2002GMDB-6% Rollup, incorporated herein by
                          reference to Exhibit 4(p)(p) to the Registration
                          Statement (File No. 333-31131), filed March 8, 2002.

                (i)(i)    Form of Guaranteed Minimum Death Benefit Rider, Form
                          No. 2002GMDB-AR, incorporated herein by reference to
                          Exhibit 4(q)(q) to the Registration Statement (File
                          No. 333-31131), filed March 8, 2002.

                (j)(j)    Form of Guaranteed Minimum Death Benefit Rider, Form
                          No. 2002GMIB-6% Rollup, incorporated herein by
                          reference to Exhibit 4(r)(r) to the Registration
                          Statement (File No. 333-31131), filed March 8, 2002.

                (k)(k)    Form of Guaranteed Minimum Death Benefit Rider, Form
                          No. 2002GMIB, incorporated herein by reference to
                          Exhibit 4(s)(s) to the Registration Statement (File
                          No. 333-31131), filed March 8, 2002.

                (l)(l)    Form of Endorsement (No. 2002 NQBCO) applicable to
                          non-qualified contract/certificates with beneficiary
                          continuation option, incorporated herein by reference
                          to Exhibit No. 4(a)(c) to the Registration Statement
                          (File No. 333-05593) filed on April 23, 2003.

                (m)(m)    Form of Guaranteed Minimum Death Benefit Rider (No.
                          2002 GMDB-6% Rollup), annual ratchet to age 85,
                          incorporated herein by reference to Exhibit
                          No. 4(a)(d) the Registration Statement (File No.
                          333-05593) filed on April 23, 2003.

                (n)(n)    Form of Guaranteed Minimum Death Benefit Rider (No.
                          2002 GMDB-6% Rollup), [6%] Rollup to age 85,
                          incorporated herein by reference to Exhibit No.
                          4(a)(e) to the Registration Statement (File
                          No. 333-05593) filed on April 23, 2003.

                (o)(o)    Form of Guaranteed Minimum Death Benefit Rider, (No.
                          2002 GMDB-6% or AR) greater of [6%] Rollup to Age
                          [85] GMDB or Annual Ratchet to age [85] GMDB,
                          incorporated herein by reference to Exhibit No.
                          4(a)(f) to the Registration Statement (File
                          No. 333-05593) filed on April 23, 2003.

                (p)(p)    Form of Guaranteed Minimum Income Benefit Rider (also
                          known as the Living Benefit), (No. 2002 GMIB),
                          incorporated herein by reference to Exhibit
                          No. 4(a)(g) to the Registration Statement (File
                          No. 333-05593) filed on April 23, 2003.

                (q)(q)    Form of Protection Plus Optional Death Benefit Rider
                          (No. 2002 PPDB), incorporated herein by reference to
                          Exhibit No. 4(a)(h) to the Registration Statement
                          (File No. 333-05593) filed on April 23, 2003.

                (r)(r)    Form of Guaranteed Minimum Death Benefit ("GMDB")
                          Rider (No. 2003 GMDB-RUorAR) Greater of [5%] Rollup
                          to age [85] GMDB or Annual Ratchet to Age [85] GMDB,
                          incorporated herein by reference to Exhibit 4(a)(i)
                          to the Registration Statement (File No. 333-05593)
                          filed on May 8, 2003.

                (s)(s)    Form of Guaranteed Minimum Death Benefit ("GMDB")
                          Rider (No. 2003 GMDB-AR) Annual Ratchet to Age [85],
                          incorporated herein by reference to Exhibit 4(a)(j)
                          to the Registration Statement (File No. 333-05593)
                          filed on May 8, 2003.

                                      C-7

                (t)(t)    Form of Guaranteed Minimum Income Benefit ("GMIB")
                          Rider (No. 2003 GMIB) (also known as the Living
                          Benefit), incorporated herein by reference to Exhibit
                          4(a)(k) to the Registration Statement (File
                          No. 333-05593) filed on May 8, 2003.

                (u)(u)    Form of Protection Plus Optional Death Benefit Rider
                          (No. 2003PPDB), incorporated herein by reference to
                          Exhibit 4(a)(l) to the Registration Statement (File
                          No. 333-05593) filed on May 8, 2003.

                (v)(v)    Form of Enhanced Guaranteed Principal Benefit
                          ("Enhanced GPB") Rider (No. 2003 GPB), incorporated
                          herein by reference to Exhibit 4(a)(m) to the
                          Registration Statement (File No. 333-05593) filed on
                          May 8, 2003.

                (w)(w)    Form of Spousal Protection Rider applicable to
                          [Non-Qualified][Certificate/Contract]s (No. 2003
                          SPPRO), incorporated herein by reference to Exhibit
                          4(a)(n) to the Registration Statement (File
                          No. 333-05593) filed on May 8, 2003.

                (x)(x)    Form of Data Pages (No. 2003 DPTOBCO), incorporated
                          herein by reference to Exhibit 4(a)(o) to the
                          Registration Statement (File No. 333-05593) filed on
                          May 8, 2003.

                (y)(y)    Form of Data Pages (No. 2003DP), incorporated herein
                          by reference to Exhibit 4(a)(p) to the Registration
                          Statement (File No. 333-05593) filed on May 8, 2003.

                (z)(z)    Form of Data Pages (No. 2003DPElite) previously filed
                          with this Registration Statement File No. 333-60730
                          on May 8, 2003.

                (a)(a)(a) Form of Guaranteed Withdrawal Benefit ("GWB") Rider
                          (No. 2004 GWB-A), incorporated by reference to
                          Exhibit No. 4(a)(r) to Registration Statement File
                          No. 333-05593, filed May 3, 2004.

                (a)(a)(b) Form of Guaranteed Withdrawal Benefit ("GWB") Rider
                          (No. 2004 GWB-B), incorporated by reference to
                          Exhibit No. 4(a)(s) to Registration Statement File
                          No. 333-05593, filed May 3, 2004.

                (a)(a)(c) Form of Data Pages (2004DGWB dated May 1, 2004), incorporated by reference to Exhibit No. 4(a)(t) to
                          Registration Statement File No. 333-05593, filed
                          May 3, 2004.

                (a)(a)(d) Form of Guaranteed Withdrawal Benefit ("GWB") Rider
                          [also known as "Principal Protector"] (2004GWB-A (rev
                          2/05)), incorporated herein by reference to Exhibit
                          4(a)(u) to the Registration Statement (File
                          No. 333-05593) on Form N-4, filed April 20, 2005.

                (a)(a)(e) Form of Guaranteed Withdrawal Benefit ("GWB") Rider
                          [also known as "Principal Protector"] (2004GWB-B (rev
                          2/05)), incorporated herein by reference to Exhibit
                          4(a)(v) to the Registration Statement (File
                          No. 333-05593) on Form N-4, filed April 20, 2005.

                (a)(a)(f) Form of Guaranteed Withdrawal Benefit ("GWB") Rider
                          [also known as "Principal Protector"] (2004GWB-A1
                          (rev 2/05)), incorporated herein by reference to
                          Exhibit 4(a)(w) to the Registration Statement (File
                          No. 333-05593) on Form N-4, filed April 20, 2005.

                                      C-8

                (a)(a)(g) Form of Guaranteed Withdrawal Benefit ("GWB") Rider
                          [also known as "Principal Protector"] (2004GWB-B1
                          (rev 2/05)), incorporated herein by reference to
                          Exhibit 4(a)(x) to the Registration Statement (File
                          No. 333-05593) on Form N-4, filed April 20, 2005.

                (a)(a)(h) Form of Change of Ownership Endorsement (2004COO),
                          incorporated herein by reference to Exhibit 4(a)(y)
                          to the Registration Statement (File No. 333-05593) on
                          Form N-4, filed April 20, 2005.

                (a)(a)(i) Form of Endorcement Applicable to TSA Contracts
                          (2004TSA), incorporated herein by reference to
                          Exhibit 4(a)(z) to the Registration Statement (File
                          No. 33-05593) on Form N-4, filed April 20, 2005.

                (a)(a)(j) Form of Guaranteed Minimum Income Benefit ("GMIB")
                          Rider (No. 2003 GMIB revised 11/05 NLG) (also known
                          as the Living Benefit) incorporated herein by
                          reference to Exhibit 4.(a)(a)(a) to Registration
                          Statement File No. 333-05593 on Form N-4, filed on
                          October 14, 2005.

                (b)(b)(k) Form of Guaranteed Minimum Income Benefit ("GMIB")
                          Rider (No. 2003 GMIB revised 11/05 OPR) (also known
                          as the Living Benefit) incorporated herein by
                          reference to Exhibit 4.(b)(b)(b) to Registration
                          Statement File No. 333-05593 on Form N-4, filed on
                          October 14, 2005.

                (c)(c)(l) Form of Guaranteed Minimum Death Benefit ("GMDB")
                          Rider (No. 2003 GMDB revised 11/05 OPR) (Greater of
                          6% Roll up to Age 85 GMDB or Annual Ratchet to Age 85
                          GMDB) incorporated herein by reference to Exhibit
                          4.(c)(c)(c) to Registration Statement File
                          No. 333-05593 on Form N-4, filed on October 14, 2005.

                (c)(c)(m) Form of flexible premium deferred fixed and variable annuity contract No. 2006BASE-I-B, incorporated
                          herein by reference to Exhibit 4.(d)(d)(d) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, 2006.

                (c)(c)(n) Form of flexible premium deferred fixed and variable annuity contract No. 2006BASE-I-A, incorporated
                          herein by reference to Exhibit 4.(e)(e)(e) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, 2006.

                (c)(c)(o) Form of Data Page No. 2006GWB DP, incorporated herein by reference to Exhibit 4.(f)(f)(f) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, 2006.

                (c)(c)(p) Form of Data Page No. 2006DP, incorporated herein by reference to Exhibit 4.(g)(g)(g) to the Registration
                          Statement (File No. 333-05593), filed June 14, 2006.

                (c)(c)(q) Form of Data Page No. 2006DPTOBCO, incorporated
                          herein by reference to Exhibit 4.(h)(h)(h) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, 2006.

                (c)(c)(r) Form of Endorsement No. 2006TSA-GWB, incorporated herein by reference to Exhibit 4.(i)(i)(i) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, 2006.

                (c)(c)(s) Form of Endorsement No. 2006CRT, incorporated herein by reference to Exhibit 4.(j)(j)(j) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, 2006.

                (c)(c)(t) Form of Endorsement No. 2006FMO, incorporated herein by reference to Exhibit 4.(k)(k)(k) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, 2006.

                                      C-9

                (c)(c)(u) Form of Endorsement No. 2006IRA-ACC, incorporated herein by reference to Exhibit 4.(l)(l)(l) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, 2006.

                (c)(c)(v) Form of Endorsement No. 2006IRA-GWB, incorporated herein by reference to Exhibit 4.(m)(m)(m) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, 2006.

                (c)(c)(w) Form of Endorsement No. 2006NQ-ACC, incorporated herein by reference to Exhibit 4.(n)(n)(n) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, 2006.

                (c)(c)(x) Form of Endorsement No. 2006NQ-GWB, incorporated herein by reference to Exhibit 4.(o)(o)(o) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, 2006.

                (c)(c)(y) Form of Endorsement No. 2006QP-ACC, incorporated herein by reference to Exhibit 4.(p)(p)(p) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, 2006.

                (c)(c)(z) Form of Endorsement No. 2006QP-GWB, incorporated herein by reference to Exhibit 4.(q)(q)(q) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, 2006.

                (a)(b)(b) Form of Endorsement No. 2006ROTH-ACC, incorporated herein by reference to Exhibit 4.(r)(r)(r) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, 2006.

                (a)(b)(c) Form of Endorsement No. 2006ROTH-GWB, incorporated herein by reference to Exhibit 4.(s)(s)(s) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, 2006.

                (a)(b)(d) Form of Endorsement No. 2006TSA-ACC, incorporated herein by reference to Exhibit 4.(t)(t)(t) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, 2006.

                (a)(b)(e) Form of Endorsement No. 2006INHIRA-ACC, incorporated herein by reference to Exhibit 4.(u)(u)(u) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, 2006.

                (a)(b)(f) Form of Endorsement No. 2006INHROTH-ACC, incorporated herein by reference to Exhibit 4.(v)(v)(v) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, 2006.

                (a)(b)(h) Form of Rider No. 2006EEB, incorporated herein by reference to Exhibit 4.(x)(x)(x) to the Registration
                          Statement (File No. 333-05593), filed June 14, 2006.

                (a)(b)(i) Form of Rider No. 2006GMAB, incorporated herein by reference to Exhibit 4.(y)(y)(y) to the Registration
                          Statement (File No. 333-05593), filed June 14, 2006.

                (a)(b)(j) Form of Rider No. 2006GMDB-AR, incorporated herein by reference to Exhibit 4.(z)(z)(z) to the Registration
                          Statement (File No. 333-05593), filed June 14, 2006.

                (a)(b)(k) Form of Rider No. 2006GMDB-GR, incorporated herein by reference to Exhibit 4.(a)(a)(b) to the Registration
                          Statement (File No. 333-05593), filed June 14, 2006.

                (a)(b)(l) Form of Rider No. 2006GMDBOPR, incorporated herein by reference to Exhibit 4.(a)(a)(c) to the Registration
                          Statement (File No. 333-05593), filed June 14, 2006.

                                     C-10

                (a)(b)(m) Form of Rider No. 2006GMIB, incorporated herein by reference to Exhibit 4.(a)(a)(d) to the Registration
                          Statement (File No. 333-05593), filed June 14, 2006.

                (a)(b)(n) Form of Rider No. 2006GMIBOPR, incorporated herein by reference to Exhibit 4.(a)(a)(e) to the Registration
                          Statement (File No. 333-05593), filed June 14, 2006.

                (a)(b)(o) Form of Data Page No. 2006DPElite, previously filed with this Registration Statement File No. 333-60730,
                          filed June 15, 2006.

                (a)(b)(p) Form of Contract for Individual Fixed and Variable
                          Annuity (2007DPElite), filed with this Registration
                          Statement (File No. 333-60730) on May 15, 2007.

                (a)(b)(q) Form of Data Page for Individual Fixed and Variable
                          Annuity (2007DP), incorporated herein by reference to
                          Exhibit 4 (a)(a)(g) to the Registration Statement
                          (File No. 333-05593), filed January 30, 2007.

                (a)(b)(r) Form of Data Page for Individual Fixed and Variable
                          Annuity (2007GWBL DP), incorporated herein by
                          reference to Exhibit 4 (a)(a)(h) to the Registration
                          Statement (File No. 333-05593), filed January 30,
                          2007.

                (a)(b)(s) Form of Data Page for Individual Fixed and Variable
                          Annuity (2007DPTOBCO), incorporated herein by
                          reference to Exhibit 4 (a)(a)(i) to the Registration
                          Statement (File No. 333-05593), filed January 30,
                          2007.

                (a)(b)(t) Form of Rider for Individual Fixed and Variable
                          Annuity (2007GMIB), incorporated herein by reference
                          to Exhibit 4 (a)(a)(n) to the Registration Statement
                          (File No. 333-05593), filed January 30, 2007.

                (a)(b)(u) Form of Rider for Individual Fixed and Variable
                          Annuity (2007GMIBOPR), incorporated herein by
                          reference to Exhibit 4 (a)(a)(o) to the Registration
                          Statement (File No. 333-05593), filed January 30,
                          2007.

                (a)(b)(v) Form of Rider for Individual Fixed and Variable
                          Annuity (2007GMIBOPR-R), incorporated herein by
                          reference to Exhibit 4 (a)(a)(p) to the Registration
                          Statement (File No. 333-05593), filed January 30,
                          2007.

                (a)(b)(w) Form of Rider for Individual Fixed and Variable
                          Annuity (2007GMDB-GR-6), incorporated herein by
                          reference to Exhibit 4 (a)(a)(q) to the Registration
                          Statement (File No. 333-05593), filed January 30,
                          2007.

                (a)(b)(x) Form of Rider for Individual Fixed and Variable
                          Annuity (2007GMDB-GR-3), incorporated herein by
                          reference to Exhibit 4 (a)(a)(r) to the Registration
                          Statement (File No. 333-05593), filed January 30,
                          2007.

                (a)(b)(y) Form of Rider for Individual Fixed and Variable
                          Annuity (2007GMDBOPR), incorporated herein by
                          reference to Exhibit 4 (a)(a)(s) to the Registration
                          Statement (File No. 333-05593), filed January 30,
                          2007.

                (a)(b)(z) Form of Rider for Individual Fixed and Variable
                          Annuity (2007GMDB-AR), incorporated herein by
                          reference to Exhibit 4 (a)(a)(t) to the Registration
                          Statement (File No. 333-05593), filed January 30,
                          2007.

                                     C-11

                (a)(c)(a) Form of Rider for Individual Fixed and Variable
                          Annuity (2006GWB - rev 5-07 ( NQ), incorporated
                          herein by reference to Exhibit 4 (a)(a)(u) to the
                          Registration Statement (File No. 333-05593), filed
                          January 30, 2007.

                (a)(c)(b) Form of Endorsement for Individual Fixed and Variable
                          Annuity (2007DB-ACC), incorporated herein by
                          reference to Exhibit 4 (a)(a)(v) to the Registration
                          Statement (File No. 333-05593), filed January 30,
                          2007.

                (a)(c)(c) Form of Endorsement for Individual Fixed and Variable
                          Annuity (2007DB-GWB), incorporated herein by
                          reference to Exhibit 4 (a)(a)(w) to the Registration
                          Statement (File No. 333-05593), filed January 30,
                          2007.

                (a)(c)(d) Form of Endorsement for Individual Fixed and Variable
                          Annuity (2007NQ-ACC), incorporated herein by
                          reference to Exhibit 4 (a)(a)(x) to the Registration
                          Statement (File No. 333-05593), filed January 30,
                          2007.

                (a)(c)(e) Form of Endorsement for Individual Fixed and Variable
                          Annuity (2007NQ-GWB), incorporated herein by
                          reference to Exhibit 4 (a)(a)(y) to the Registration
                          Statement (File No. 333-05593), filed January 30,
                          2007.

                (a)(c)(f) Form of Endorsement for Individual Fixed and Variable
                          Annuity (2006IRA-ACC-rev 5-07), incorporated herein
                          by reference to Exhibit 4 (a)(a)(z) to the
                          Registration Statement (File No. 333-05593), filed
                          January 30, 2007.

                (a)(c)(g) Form of Endorsement for Individual Fixed and Variable
                          Annuity (2006IRA-GWB - rev 5-07), incorporated herein
                          by reference to Exhibit 4 (a)(b)(a) to the
                          Registration Statement (File No. 333-05593), filed
                          January 30, 2007.

                (a)(c)(h) Form of Endorsement for Individual Fixed and Variable
                          Annuity (2006ROTH-ACC - rev 5-07), incorporated
                          herein by reference to Exhibit 4 (a)(b)(b) to the
                          Registration Statement (File No. 333-05593), filed
                          January 30, 2007.

                (a)(c)(i) Form of Endorsement for Individual Fixed and Variable
                          Annuity (2006ROTH-GWB - rev 5-07), incorporated
                          herein by reference to Exhibit 4 (a)(b)(c) to the
                          Registration Statement (File No. 333-05593), filed
                          January 30, 2007.

                (a)(c)(j) Form of Endorsement for Individual Fixed and Variable
                          Annuity (2007COO), incorporated herein by reference
                          to Exhibit 4 (a)(b)(e) to the Registration Statement
                          (File No. 333-05593), filed January 30, 2007.

                (a)(c)(k) Form of Endorsement for Individual Fixed and Variable
                          Annuity (2007PREDB), incorporated herein by reference
                          to Exhibit 4 (a)(b)(f) to the Registration Statement
                          (File No. 333-05593), filed January 30, 2007.

                (a)(c)(l) Form of Guaranteed Withdrawal Benefit (("GWB")
                          (rev0908)) is incorporated herein by reference to
                          Exhibit 4.(a)(b)(g) to the Registration Statement
                          (File No. 333-05593) filed on October 15, 2007.

                (a)(c)(m) Form of Data Page Rider for Individual Fixed and
                          Variable Annuity (2007GWBL DP (rev 0208) is
                          incorporated herein by reference to Exhibit
                          4.(a)(b)(h) to the Registration Statement (File
                          No. 333-05593) filed on April 23, 2008.

                                     C-12

                (a)(c)(n) Form of Guaranteed Withdrawal Benefit for Life
                          ("GWBL") Rider (No. 2008GWBL), incorporated herein by
                          reference to Exhibit 4 (a) (b) (r) to the
                          Registration Statement (File No. 333-64749) on Form
                          N-4 filed on August 20, 2008.

                (a)(c)(o) Form of Memorandum of Variable Material for Rider
                          Form Nos. 2008GWBL and 2008GMIB and Endorsement
                          2008ADOPT, incorporated herein by reference to
                          Exhibit 4 (a) (b) (s) to the Registration Statement
                          (File No. 333-64749) on Form N-4 filed on August 20,
                          2008.

                (a)(c)(p) Form of Data Pages (No. 2008DP), incorporated herein by reference to Exhibit 4 (a) (b) (t) to the
                          Registration Statement (File No. 333-64749) on Form
                          N-4 filed on August 20, 2008.

                (a)(c)(q) Form of Endorsement Applicable to the Right to Add an
                          Optional Guaranteed Withdrawal Benefit for Life
                          ("GWBL") or Guaranteed Minimum Income Benefit
                          ("GMIB") Rider (No. 2008ADOPT), incorporated herein
                          by reference to Exhibit 4 (a)(b)(u) to the
                          Registration Statement (File No. 333-64749) on Form
                          N-4 filed on August 20, 2008.

                (a)(c)(r) Form of Guaranteed Minimum Death Benefit Rider
                          w/Optional Reset (GMBD) (No. 2008GMDBOPR),
                          incorporated herein by reference to Exhibit 4
                          (a) (b) (v) to the Registration Statement (File No.
                          333-64749) on Form N-4 filed on August 20, 2008.

                (a)(c)(s) Form of Guaranteed Minimum Death Benefit Rider (GMDB)
                          (No. 2008GMDBSA), incorporated herein by reference to
                          Exhibit 4 (a) (b) (w) to the Registration Statement
                          (File No. 333-64749) on Form N-4 filed on August 20,
                          2008.

                (a)(c)(t) Form of Guaranteed Minimum Income Benefit ("GMIB")
                          Rider with Optional Reset of [6% / 6.5%] Roll Up to
                          Age [85] GMIB Benefit Base and Guaranteed Withdrawal
                          Benefit for Life Conversion Benefit (No. 2008GMIB),
                          incorporated herein by reference to Exhibit 4
                          (a) (b) (x) to the Registration Statement (File
                          No. 333-64749) on Form N-4 filed on August 20, 2008.

                (a)(c)(u) Form of Endorsement Applicable to Credits Applied to
                          Annuity Account Value (No. 2008TRBNS), incorporated
                          herein by reference to Exhibit 4 (a) (b) (y) to the
                          Registration Statement (File No. 333-64749) on Form
                          N-4 filed on August 20, 2008.

                (a)(c)(v) Form of Endorsement Applicable to the Deferment
                          Provision (No. 2008DEFER), incorporated herein by
                          reference to Exhibit 4 (a) (b) (z) to the
                          Registration Statement (File No. 333-64749) on Form
                          N-4 filed on August 20, 2008.

                (a)(c)(w) Form of Endorsement Applicable to IRA Contracts (No.
                          2008IRA-ACC), incorporated herein by reference to
                          Exhibit 4 (a) (c) (a) to the Registration Statement
                          (File No. 333-64749) on Form N-4 filed on August 20,
                          2008.

                (a)(c)(x) Form of Endorsement Applicable to Custodial Contracts
                          (No. 2008IRA-CSTDL-NS), incorporated herein by
                          reference to Exhibit 4 (a) (c) (b) to the
                          Registration Statement (File No. 333-64749) on Form
                          N-4 filed on August 20, 2008.

                (a)(c)(y) Form of Endorsement Applicable to IRA Contracts (No.
                          2008IRA-GWB), incorporated herein by reference to
                          Exhibit 4 (a) (c) (c) to the Registration Statement
                          (File No. 333-64749) on Form N-4 filed on August 20,
                          2008.

                                     C-13

                (a)(c)(z) Form of Endorsement Applicable to ROTH-IRA Contracts
                          (No. 2008ROTH-ACC), incorporated herein by reference
                          to Exhibit 4 (a) (c) (d) to the Registration
                          Statement (File No. 333-64749) on Form N-4 filed on
                          August 20, 2008.

                (a)(d)(a) Form of Endorsement Applicable to ROTH-IRA Contracts
                          (No. 2008ROTH GWB), incorporated herein by reference
                          to Exhibit 4 (a) (c) (e) to the Registration
                          Statement (File No. 333-64749) on Form N-4 filed on
                          August 20, 2008.

                (a)(d)(b) Form of Endorsement Applicable to SEP-IRA Contracts
                          (No. 2008SEPIRA-ACC), incorporated herein by
                          reference to Exhibit 4 (a) (c) (f) to the
                          Registration Statement (File No. 333-64749) on Form
                          N-4 filed on August 20, 2008.

                (a)(d)(c) Form of Endorsement Applicable to SEP-IRA Contracts
                          (No. 2008SEPIRA-GWB), incorporated herein by
                          reference to Exhibit 4 (a) (c) (g) to the
                          Registration Statement (File No. 333-64749) on Form
                          N-4 filed on August 20, 2008.

                (a)(d)(d) Form of Endorsement Applicable to Simple IRA
                          Contracts (No. 2008SIMIRA-ACC), incorporated herein
                          by reference to Exhibit 4 (a) (c) (h) to the
                          Registration Statement (File No. 333-64749) on Form
                          N-4 filed on August 20, 2008.

                (a)(d)(e) Form of Endorsement Applicable to Simple IRA
                          Contracts (No. 2008SIMIRA-GWB), incorporated herein
                          by reference to Exhibit 4 (a) (c) (i) to the
                          Registration Statement (File No. 333-64749) on Form
                          N-4 filed on August 20, 2008.

                (a)(d)(f) Form of Non-Spousal Beneficiary Continuation Option
                          (BCO) Tax-Qualified Retirement Plan Funds Direct
                          Rollover to Traditional IRA Endorsement (No.
                          2008TQNSBCO), incorporated herein by reference to
                          Exhibit 4 (a) (c) (j) to the Registration Statement
                          (File No. 333-64749) on Form N-4 filed on August 20,
                          2008.

                (a)(d)(g) Form for use with Certificate Form
                          No. 2006BASEA/2006BASEB or Contract Form No.
                          2006BASE-I-A/2006BASE-I-B (Depending on Jurisdiction)
                          Marketed as AXA Equitable's "Accumulator Series 08"
                          ("Accumulator", "Accumulator Select", "Accumulator
                          Plus" and "Accumulator Elite"), incorporated herein
                          by reference to Exhibit 4 (a) (c) (k) to the
                          Registration Statement (File No. 333-64749) on Form
                          N-4 filed on August 20, 2008.

                (a)(d)(i) Form of Data Pages (No. 2008DPBCO - INH/NSDR),
                          incorporated herein by reference to Exhibit 4 (a)
                          (c) (c) to the Registration Statement (File No.
                          333-05593) on Form N-4 filed on August 20, 2008.

                (a)(d)(j) Form of Data Pages (No. 2008DPElite), previously filed with this Registration Statement, File No.
                          333-60730, on August 22, 2008.

                (a)(d)(k) Form of Endorsement Applicable to the Right to Add an
                          Optional Guaranteed Minimum Income Benefit ("GMIB")
                          Rider (No. 2009ADOPT), incorporated herein by
                          reference to Exhibit 4 (a) (c) (o) to the
                          Registration Statement (File No. 333-64749) on Form
                          N-4 filed on May 13, 2009.

                (a)(d)(l) Form of Endorsement Applicable to Investment Options
                          (Form No. 2009GOA), incorporated herein by reference
                          to Exhibit 4 (a) (c) (p) to the Registration
                          Statement (File No. 333-64749) on Form N-4 filed on
                          May 13, 2009.

                (a)(d)(m) Form of Endorsement Applicable to GWBL Maturity Date
                          Annuity Benefit (Form No. 2009GWBLMD), incorporated
                          herein by reference to Exhibit 4 (a) (c)(r) to the
                          Registration Statement (File No. 333-64749) on Form
                          N-4 filed on May 13, 2009.

                                     C-14

                (a)(d)(n) Form of Endorsement Applicable to Section 6.02,
                          "Payment Upon Death" (Form No. 2009DBENDO),
                          incorporated herein by reference to Exhibit 4
                          (a)(c)(s) to the Registration Statement (File No.
                          333-64749) on Form N-4 filed on May 13, 2009.

                (a)(d)(o) Form of Guaranteed Minimum Death Benefit ("GMDB")
                          Rider Annual Ratchet to Age [85] (Form No.
                          2009GMDBAR), incorporated herein by reference to
                          Exhibit 4 (a) (c) (t) to the Registration Statement
                          (File No. 333-64749) on Form N-4 filed on May 13,
                          2009.

                (a)(d)(p) Form of Guaranteed Minimum Death Benefit Rider (Form
                          No. 2009GMDBOPR), incorporated herein by reference to
                          Exhibit 4 (a) (c) (u) to the Registration Statement
                          (File No. 333-64749) on Form N-4 filed on May 13,
                          2009.

                (a)(d)(q) Form of Guaranteed Minimum Income Benefit ("GMIB")
                          Rider with Optional Reset of [5%] Roll Up to Age [85]
                          GMIB Benefit Base and Guaranteed Withdrawal Benefit
                          for Life Conversion Benefit (Form No. 2009GMIB),
                          incorporated herein by reference to Exhibit 4
                          (a) (c) (v) to the Registration Statement (File
                          No. 333-64749) on Form N-4 filed on May 13, 2009.

                (a)(d)(r) Form of Endorsement Applicable to Guaranteed Interest
                          Special Dollar Cost Averaging (Form No. 2009SDCA),
                          incorporated herein by reference to Exhibit 4
                          (a) (c) (l) to the Registration Statement (File
                          No. 333-05593) on Form N-4 filed on May 14, 2009.

                (a)(d)(s) Form of Data Pages, (Form No. 2009DPElite),
                          previously filed with this Registration Statement
                          File No. 333-60730 on Form N-4, May 14, 2009.

                (a)(d)(t) Form of Data Pages (Form No. 2009DPWVR), incorporated herein by reference to Exhibit 4 (a)(c)(x) to the
                          Registration Statement (File No. 333-64749) on Form
                          N-4 filed on May 13, 2009.

                (a)(d)(u) Form of Data Pages (Form No. 2009DP), incorporated herein by reference to Exhibit 4 (a) (c) (p) to the
                          Registration Statement (File No. 333-64749) on Form
                          N-4 filed on May 13, 2009.

         5.     (a)       Form of Enrollment Form/Application for Equitable
                          Accumulator Elite previously filed with this
                          Registration Statement File No. 333-60730 on Form
                          N-4, May 11, 2001.

                (b)       Form of application for Accumulator, Form No. 2002
                          App01, incorporated herein by reference to Exhibit
                          5(h) to the Registration Statement (File No.
                          333-31131), filed March 8, 2002.

                (c)       Form of application for Accumulator, Form No. 2002
                          App02, incorporated herein by reference to Exhibit
                          5(i) to the Registration Statement (File No.
                          333-31131), filed on March 8, 2002.

                (d)       Form of application for Accumulator(R) Elite(SM),
                          Form No. 2004App02, previously filed with this
                          Registration Statement File No. 333-60730 filed
                          April 20, 2006.

                (e)       Form of Application No. 2006 App 02, incorporated
                          herein by reference to Exhibit 5.(m) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, 2006.

                (f)       Form of Application No. 2006 App 01, incorporated
                          herein by reference to Exhibit 5.(n) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, 2006.

                                     C-15

                (g)       Form of Application for Accumulator (2007App 01),
                          incorporated herein by reference to Exhibit 5 (o) to
                          the Registration Statement (File No. 333-05593),
                          filed January 30, 2007.

                (h)       Form of Application for Accumulator (2007App 02),
                          incorporated herein by reference to Exhibit 5 (p) to
                          the Registration Statement (File No. 333-05593),
                          filed January 30, 2007.

                (i)       Form of Application for Accumulator(R) Elite(SM),
                          Form No. 2008 App 01 E, previously filed with this
                          Registration Statement, File No. 333-60730, on
                          August 22, 2008.

                (j)       Form of Application for Accumulator(R) Elite(SM),
                          Form No. 2008 App 02 E, previously filed with this
                          Registration Statement, File No. 333-60730, on
                          August 22, 2208.

                (k)       Form of Application for Accumulator(R) Elite(SM),
                          Form No. 2009 App 01 E, previously filed with this
                          Registration Statement File No. 333-60730 on Form
                          N-4, May 14, 2009.

                (l)       Form of Application for Accumulator(R) Elite(SM),
                          Form No. 2009 App 02 E, previously filed with this
                          Registration Statement File No. 333-60730 on Form
                          N-4, May 14, 2009.

         6.     (a)       Restated Charter of AXA Equitable, as amended August
                          31, 2010, incorporated herein by reference to
                          Registration Statement on Form N-4, (File No.
                          333-05593), filed on April 24, 2012.

                (b)       By-Laws of AXA Equitable, as amended September 7,
                          2004, incorporated herein by reference to Exhibit No.
                          6.(c) to Registration Statement on Form N-4, (File
                          No. 333-05593), filed on April 20, 2006.

         7.     Form of Reinsurance Agreement between Reinsurance Company and the Equitable Life Assurance Society of the United States
                incorporated herein by reference to Exhibit 7 to the
                Registration Statement on Form N-4 (File no. 333-31131) filed on April 25, 2001.

         8.     (a)       Amended and Restated Participation Agreement among EQ
                          Advisors Trust, AXA Equitable Life Insurance Company
                          ("AXA Equitable"), AXA Distributors and AXA Advisors
                          dated July 15, 2002 is incorporated herein by
                          reference to Post-Effective Amendment No. 25 to the
                          EQ Advisor's Trust Registration Statement on Form
                          N-1A (File No. 333-17217 and 811-07953), filed on
                          February 7, 2003.

                (a)(i)    Amendment No. 1, dated May 2, 2003, to the Amended
                          and Restated Participation Agreement among EQ
                          Advisors Trust, AXA Equitable, AXA Distributors and
                          AXA Advisors dated July 15, 2002 incorporated herein
                          by reference to Post-Effective Amendment No. 28 To
                          the EQ Advisor's Trust Registration Statement (File
                          No. 333-17217) on Form N-1A filed on February 10,
                          2004.

                (a)(ii)   Amendment No. 2, dated July 9, 2004, to the Amended
                          and Restated Participation Agreement among EQ
                          Advisors Trust, AXA Equitable, AXA Distributors and
                          AXA Advisors dated July 15, 2002 incorporated herein
                          by reference to Post-Effective Amendment No. 35 To
                          the EQ Advisor's Trust Registration Statement (File
                          No. 333-17217) on Form N-1A filed on October 15, 2004.

                (a)(iii)  Amendment No. 3, dated October 1, 2004, to the
                          Amended and Restated Participation Agreement among EQ
                          Advisors Trust, AXA Equitable, AXA Distributors and
                          AXA Advisors dated July 15, 2002 incorporated herein
                          by reference to Post-Effective Amendment No. 35 To
                          the EQ Advisor's Trust Registration Statement (File
                          No. 333-17217) on Form N-1A filed on October 15, 2004.

                (a)(iv)   Amendment No. 4, dated May 1, 2005, to the Amended
                          and Restated Participation Agreement among EQ
                          Advisors Trust, AXA Equitable, AXA Distributors and
                          AXA Advisors dated July 15, 2002 incorporated herein
                          by reference to Post-Effective Amendment No. 37 To
                          the EQ Advisor's Trust Registration Statement (File
                          No. 333-17217) on Form N-1A filed on April 7, 2005.

                (a)(v)    Amendment No. 5, dated September 30, 2005, to the
                          Amended and Restated Participation Agreement among EQ
                          Advisors Trust, AXA Equitable, AXA Distributors and
                          AXA Advisors dated July 15, 2002 incorporated herein
                          by reference to Post-Effective Amendment No. 44 To
                          the EQ Advisor's Trust Registration Statement (File
                          No. 333-17217) on Form N-1A filed on April 5, 2006.

                (a)(vi)   Amendment No. 6, dated August 1, 2006, to the Amended
                          and Restated Participation Agreement among EQ
                          Advisors Trust, AXA Equitable, AXA Distributors and
                          AXA Advisors dated July 15, 2002 incorporated herein
                          by reference to Post-Effective Amendment No. 51 To
                          the EQ Advisor's Trust Registration Statement (File
                          No. 333-17217) on Form N-1A filed on February 2, 2007.

                (a)(vii)  Amendment No. 7, dated May 1, 2007, to the Amended and Restated Participation Agreement among EQ
                          Advisors Trust, AXA Equitable, AXA Distributors and
                          AXA Advisors dated July 15, 2002 incorporated herein
                          by reference to Post-Effective Amendment No. 53 To
                          the EQ Advisor's Trust Registration Statement (File
                          No. 333-17217) on Form N-1A filed on April 27, 2007.

                (a)(viii) Amendment No. 8, dated January 1, 2008, to the
                          Amended and Restated Participation Agreement among EQ
                          Advisors Trust, AXA Equitable, AXA Distributors and
                          AXA Advisors dated July 15, 2002 incorporated herein
                          by reference to Post-Effective Amendment No. 56 To
                          the EQ Advisor's Trust Registration Statement (File
                          No. 333-17217) on Form N-1A filed on December 27,
                          2007.

                (a)(ix)   Amendment No. 9, dated May 1, 2008, to the Amended
                          and Restated Participation Agreement among EQ
                          Advisors Trust, AXA Equitable, AXA Distributors and
                          AXA Advisors dated July 15, 2002 incorporated herein
                          by reference to Post-Effective Amendment No. 61 To
                          the EQ Advisor's Trust Registration Statement (File
                          No. 333-17217) on Form N-1A filed on February 13,
                          2009.

                                     C-16

                (a)(x)    Amendment No. 10, dated January 1, 2009, to the
                          Amended and Restated Participation Agreement among EQ
                          Advisors Trust, AXA Equitable, AXA Distributors and
                          AXA Advisors dated July 15, 2002 incorporated herein
                          by reference to Post-Effective Amendment No. 64 To
                          the EQ Advisor's Trust Registration Statement (File
                          No. 333-17217) on Form N-1A filed on March 16, 2009.

                (a)(xi)   Amendment No. 11, dated May 1, 2009, to the Amended
                          and Restated Participation Agreement among EQ
                          Advisors Trust, AXA Equitable, AXA Distributors and
                          AXA Advisors dated July 15, 2002 incorporated herein
                          by reference to Post-Effective Amendment No. 67 To
                          the EQ Advisor's Trust Registration Statement (File
                          No. 333-17217) on Form N-1A filed on April 15, 2009.

                (a)(xii)  Amendment No. 12, dated September 29, 2009, to the
                          Amended and Restated Participation Agreement among EQ
                          Advisors Trust, AXA Equitable, AXA Distributors and
                          AXA Advisors dated July 15, 2002 incorporated herein
                          by reference to Post-Effective Amendment No. 70 To
                          the EQ Advisor's Trust Registration Statement (File
                          No. 333-17217) on Form N-1A filed on January 21, 2010.

                (a)(xiii) Amendment No. 13, dated August 16, 2010, to the
                          Amended and Restated Participation Agreement among EQ
                          Advisors Trust, AXA Equitable, AXA Distributors and
                          AXA Advisors dated July 15, 2002 incorporated herein
                          by reference to Post-Effective Amendment No. 77 To
                          the EQ Advisor's Trust Registration Statement (File
                          No. 333-17217) on Form N-1A filed on February 3, 2011.

                (a)(xiv)  Amendment No. 14, dated December 15, 2010, to the
                          Amended and Restated Participation Agreement among EQ
                          Advisors Trust, AXA Equitable, AXA Distributors and
                          AXA Advisors dated July 15, 2002 incorporated herein
                          by reference to Post-Effective Amendment No. 77 To
                          the EQ Advisor's Trust Registration Statement (File
                          No. 333-17217) on Form N-1A filed on February 3, 2011.

                (a)(xv)   Amendment No. 15, dated June 7, 2011 , to the Amended
                          and Restated Participation Agreement among EQ
                          Advisors Trust, AXA Equitable, AXA Distributors and
                          AXA Advisors dated July 15, 2002 incorporated herein
                          by reference and/or previously filed with
                          Post-Effective Amendment No. 84 To the EQ Advisor's
                          Trust Registration Statement (File No. 333-17217) on
                          Form N-1A filed on August 17, 2011.

                (b)       Participation Agreement among AXA Premier VIP Trust,
                          AXA Equitable, AXA Advisors, AXA Distributors and EDI
                          dated as of December 3, 2001 incorporated herein by
                          reference to and/or previously filed with
                          Pre-Effective Amendment No. 1 to AXA Premier VIP
                          Trust Registration Statement (File No. 333-70754) on
                          Form N-1A filed on December 10, 2001.

                (b)(i)    Amendment No. 1, dated as of August 1, 2003 to the
                          Participation Agreement among AXA Premier VIP Trust,
                          AXA Equitable, AXA Advisors, AXA Distributors and EDI
                          dated as of December 3, 2001 incorporated herein by
                          reference to Post-Effective Amendment No. 6 to AXA
                          Premier VIP Trust Registration Statement (File No.
                          333-70754) on Form N-1A filed on February 25, 2004.

                (b)(ii)   Amendment No. 2, dated as of May 1, 2006 to the
                          Participation Agreement among AXA Premier VIP Trust,
                          AXA Equitable, AXA Advisors, AXA Distributors and EDI
                          dated as of December 3, 2001 incorporated herein by
                          reference to Post-Effective Amendment No. 16 to AXA
                          Premier VIP Trust Registration Statement (File No.
                          333-70754) on Form N-1A filed on June 1, 2006.

                (b)(iii)  Amendment No. 3, dated as of May 25, 2007 to the
                          Participation Agreement among AXA Premier VIP Trust,
                          AXA Equitable, AXA Advisors, AXA Distributors and EDI
                          dated as of December 3, 2001 incorporated herein by
                          reference to Post-Effective Amendment No. 20 to AXA
                          Premier VIP Trust Registration Statement (File No.
                          333-70754) on Form N-1A filed on February 5, 2008.

                                     C-17

         9.     (a)       Opinion and Consent of Dodie Kent, Esq., Vice
                          President and Associate General Counsel of AXA
                          Equitable, as to the legality of the securities being
                          registered, filed herewith.

         10.    (a)       Consent of the independent registered public
                          accounting firm, to be filed by Amendment.

                (b)       Powers of Attorney, filed herewith.

         11.    Not applicable.

         12.    Not applicable.

         13.    Not applicable.

                                     C-18

Item 25. Directors and Officers of AXA Equitable.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA
         Equitable.

NAME AND PRINCIPAL                       POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                         AXA EQUITABLE
------------------                       ---------------------------

DIRECTORS

Henri de Castries                        Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                            Director
AXA
25, Avenue Matignon
75008 Paris, France

Barbara Fallon-Walsh                     Director
8 Highcroft Lane
Malvern, PA 19355

Charlynn Goins                           Director
30 Beekman Place, Apt. 8A
New York, NY 10022

Danny L. Hale                            Director
900 20th Avenue South
Nashville, TN 37212

Anthony J. Hamilton                      Director
AXA UK plc
5 Old Broad Street
London, England EC2N 1AD

Peter S. Kraus                           Director
AllianceBernstein Corporation
1345 Avenue of the Americas
New York, NY 10105

Ramon de Oliveira                        Director
Investment Audit Practice, LLC
70 South Fifth Street
Park Ridge, NJ 07656

Lorie A. Slutsky                         Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Ezra Suleiman                            Director
Princeton University
Corwin Hall
Princeton, NJ 08544

                                     C-19

Richard C. Vaughan             Director
764 Lynnmore Lane
Naples, FL 34108-7522

OFFICER-DIRECTOR

*Mark Pearson                  Director, Chairman of the Board and
                               Chief Executive Officer

*Andrew J. McMahon             Director and President

OTHER OFFICERS

*Anders Malmstrom              Senior Executive Vice President
                               and Chief Financial Officer

*Andrea M. Nitzan              Executive Vice President
                               (acting Principal Accounting Officer)

*Bertrand Poupart-Lafarge      Executive Vice President,
                               Chief Investment Officer and
                               Treasurer

*Michael B. Healy              Executive Vice President
                               and Chief Information Officer

*Salvatore Piazzolla           Senior Executive Vice President

*Mary Fernald                  Senior Vice President and Chief
                               Underwriting Officer

*David Kam                     Senior Vice President and Actuary

*Kevin E. Murray               Executive Vice President

*Anne M. Katcher               Senior Vice President and Senior Actuary

*Anthony F. Recine             Senior Vice President, Chief Compliance
                               Officer and Deputy General Counsel

*Karen Field Hazin             Vice President, Secretary and Associate
                               General Counsel

*Dave S. Hattem                Senior Vice President and General Counsel

*Michel Perrin                 Senior Vice President and Actuary

*Naomi J. Weinstein            Vice President

*Charles A. Marino             Executive Vice President and Chief
                               Actuary

                                     C-20

*Nicholas B. Lane                        Senior Executive Vice President and
                                         President, Retirement Savings

*David W. O'Leary                        Executive Vice President

*Robert O. Wright, Jr.                   Executive Vice President

*Amy J. Radin                            Senior Executive Vice President and
                                         Chief Marketing Officer

                                     C-21

Item 26. Persons Controlled by or Under Common Control with the Insurance
         Company or Registrant.

                Separate Account No. 49 of AXA Equitable Life Insurance Company
(the "Separate Account") is a separate account of AXA Equitable Life Insurance
Company. AXA Equitable Life Insurance Company, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding
Company").

                AXA owns 100% of the Holding Company's outstanding common
stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA
Equitable Life Insurance Company. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

                (a) The AXA Group Organizational Charts June 1st 2011 are
incorporated herein by reference to Exhibit 26 to Registration Statement (File
No. 333-178750) on Form N-4 filed December 23, 2011.

                (b) The AXA Financial, Inc. - Subsidiary Organization Chart:
Q4-2011 is incorporated herein by reference to Exhibit 26(b) to Registration
Statement (File No. 333-05593) on Form N-4 filed April 24, 2012.

                                     C-22

Item 27. Number of Contractowners

         As of March 31, 2012, there were 83,084 Qualified Contractholders and
         56,572 Non-Qualified Contractholders of the contracts to be offered by the registrant under this Registration Statement.

Item 28. Indemnification

         (a)    Indemnification of Directors and Officers

         The by-laws of AXA Equitable Life Insurance Company ("AXA Equitable")
         provide, in Article VII, as follows:

         7.4    Indemnification of Directors, Officers and Employees. (a) To
                the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                (i)    Any person made or threatened to be made a party to any
                       action or proceeding, whether civil or criminal, by
                       reason of the fact that he or she, or his or her
                       testator or intestate is or was a director, officer or
                       employee of the Company shall be indemnified by the
                       Company;

                (ii)   Any person made or threatened to be made a party to any
                       action or proceeding, whether civil or criminal, by
                       reason of the fact that he or she, or his or her
                       testator or intestate serves or served any other
                       organization in any capacity at the request of the
                       Company may be indemnified by the Company; and

                (iii)  the related expenses of any such person in any of said categories may be advanced by the Company.

                       (b)    To the extent permitted by the law of the State
                              of New York, the Company may provide for further
                              indemnification or advancement of expenses by
                              resolution of shareholders of the Company or the
                              Board of Directors, by amendment of these
                              By-Laws, or by agreement. (Business Corporation
                              Law ss.ss.721-726: Insurance Law ss.1216.)

                The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance
Specialty Insurance Company, U.S. Specialty Insurance, St. Paul Travelers,
Chubb Insurance Company, AXIS Insurance Company and Zurich Insurance Company.
The annual limit on such policies is $100 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b)    Indemnification of Principal Underwriters

                To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, LLC. and AXA
Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, LLC. and AXA Advisors, LLC.

         (c)    Undertaking

                Insofar as indemnification for liability arising under the
Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the
Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent,

submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

                (a) AXA Advisors, LLC, and AXA Distributors, LLC, both
affiliates of AXA Equitable, MONY Life Insurance Company and MONY Life
Insurance Company of America, are the principal underwriters for Separate
Accounts 49, 70 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP
Trust, and of MONY Variable Account A, MONY Variable Account L, MONY America
Variable Account A and MONY America Variable Account L. In addition, AXA
Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45,
301, A and I, and MONY's MONY Variable Account S, and Keynote Series Account.
The principal business address of AXA Advisors, LLC and AXA Distributors, LLC.
is 1290 Avenue of the Americas, NY, NY 10104.

                (b) Set forth below is certain information regarding the
directors and principal officers of AXA Advisors, LLC and AXA Distributors,
LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                  POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                    (AXA ADVISORS LLC)
------------------                  ------------------------------------------

*Andrew J. McMahon                  Director, Chairman of the Board and Chief
                                    Financial Protection & Wealth Management
                                    Officer

*Christine Nigro                    President and Director

*Manish Agarwal                     Director

*Nicholas B. Lane                   Director and Chief Retirement Services
                                    Officer

*Robert O. Wright, Jr.              Director, Vice Chairman of the Board and
                                    Chief Sales Officer

*Frank Massa                        Chief Operating Officer

*Philip Pescatore                   Chief Risk Officer

*William Degnan                     Senior Vice President

*David M. Kahal                     Senior Vice President

*George Papazicos                   Senior Vice President

*Vincent Parascandola               Senior Vice President

*Robert P. Walsh                    Vice President and Chief Anti-Money
                                    Laundering Officer

*Page Pennell                       Vice President and Acting Broker-Dealer
                                    Chief Compliance Officer

*Maurya Keating                     Vice President, Chief Broker Dealer
                                    Counsel and Acting Investment Advisors
                                    Chief Compliance Officer

*Francesca Divone                   Secretary

*Susan Vesey                        Assistant Secretary

*Denise Tedeschi                    Assistant Vice President and Assistant
                                    Secretary

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA DISTRIBUTORS, LLC)
------------------                 --------------------------------------------

*Nicholas B. Lane                  Director, Chairman of the Board, President,
                                   Chief Executive Officer and Chief Retirement
                                   Savings Officer

*Andrew J. McMahon                 Director and Chief Financial Protection
                                   & Wealth Management Officer

*Michael P. McCarthy               Director, Senior Vice President and
                                   National Sales Manager

*David W. O'Leary                  Executive Vice President

*Nelida Garcia                     Senior Vice President

*Peter D. Golden                   Senior Vice President

*Kevin M. Kennedy                  Senior Vice President

*Harvey T. Fladeland               Senior Vice President

*Windy Lawrence                    Senior Vice President

*Mark Teitelbaum                   Senior Vice President

*Timothy P. O'Hara                 Senior Vice President

*Mark D. Scalercio                 Senior Vice President

*Michael Schumacher                Senior Vice President

*John C. Taroni                    Vice President and Treasurer

*Nicholas Gismondi                 Vice President and Chief Financial Officer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*Gregory Lashinsky                 Assistant Vice President - Financial
                                   Operations Principal

*Robert P. Walsh                   Vice President and Chief AML Officer

*Francesca Divone                  Secretary

*Susan Vesey                       Assistant Secretary

       (c) The information under "Distribution of the Contracts" in the
Prospectus and Statement of Additional Information forming a part of this
Registration Statement is incorporated herein by reference.

                                     C-26

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the
Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable Life Insurance Company at 1290 Avenue of the
Americas, New York, New York 10104, 135 West 50th Street, New York, NY 10020,
and 500 Plaza Drive, Secaucus, NJ 07096. The contract files will be kept at
Vantage Computer System, Inc., 301 W. 11th Street, Kansas City, Mo. 64105.

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

         The Registrant hereby undertakes:

         (a)    to file a post-effective amendment to this registration
                statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b)    to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c)    to deliver any Statement of Additional Information and any financial statements required to be made available under this
                Form promptly upon written or oral request.

                AXA Equitable represents that the fees and charges deducted under the Certificates described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective Certificates.

                The Registrant hereby represents that it is relying on the
November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

                                     C-27

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act
of 1940, the Registrant certifies that it meets the requirements of Securities
Act Rule 485(a) for effectiveness of this Amendment to the Registration
Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 8th day of
June, 2012.

                                   SEPARATE ACCOUNT NO. 49 OF
                                   AXA EQUITABLE LIFE INSURANCE COMPANY
                                                  (Registrant)

                                   By:  AXA Equitable Life Insurance Company
                                                  (Depositor)

                                   By:  /s/ Dodie Kent
                                        -----------------------------------
                                        Dodie Kent
                                        Vice President and Associate General
                                        Counsel

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act
of 1940, the Depositor has caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 8th day of June, 2012.

                                   AXA EQUITABLE LIFE INSURANCE COMPANY
                                                  (Depositor)

                                   By:  /s/ Dodie Kent
                                        -----------------------------------
                                        Dodie Kent
                                        Vice President and Associate General
                                        Counsel

       As required by the Securities Act of 1933, this Amendment to the
Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                            Chairman of the Board, Chief
                                         Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Anders Malmstrom                        Senior Executive Vice President and
                                         Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan                        Executive Vice President (acting
                                         Principal Accounting Officer)

*DIRECTORS:

Mark Pearson               Danny L. Hale        Ramon de Oliveira
Henri de Castries          Anthony J. Hamilton  Lorie A. Slutsky
Denis Duverne              Peter S. Kraus       Ezra Suleiman
Barbara Fallon-Walsh       Andrew J. McMahon    Richard C. Vaughan
Charlynn Goins

*By:  /s/ Dodie Kent
      -------------------------
      Dodie Kent
      Attorney-in-Fact
      June 8, 2012

                                 EXHIBIT INDEX

EXHIBIT NO.                                            TAG VALUE
-----------                                            ---------

9                 Opinion and Consent of Counsel       EX-99.9

10(b)             Powers of Attorney                   EX-99.10b